Prepayments and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepayments And Other Current Assets [Abstract]
VAT receivable	$ 5,064	$ 12,736
Receivables from storage facilities	3,938	1,304
Receivables from voyages	6,419	2,631
Other prepayments and current assets	23,286	15,461
Total	$ 38,707	$ 32,132